IMPACT OF CORONAVIRUS IN TELECOM (Details)	12 Months Ended
Dec. 31, 2021
IMPACT OF CORONAVIRUS IN TELECOM
Threshold percentage of employees in home office	70.00%
Threshold percentage of expansion of capacity for international outgoing internet traffic	40.00%